ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES
Schedule of accounts payable and other current liabilities

	As of December 31,
	2022	2023	2024
Payroll and related expenses	15,587	16,070	23,741
Payables and accrued expenses for goods or services	10,048	13,751	25,665
Advance from long-term investments disposal	—	—	8,347
Contract liabilities	4,921	2,406	3,229
Loans payable to potential investors (note 12)	3,946	—	—
Tax payables	3,195	2,411	1,812
Warrants liability (note 12)	2,516	5,617	—
Finance lease liabilities (note 9)	1,245	1,244	532
Amounts reimbursable to employees	549	734	761
Welfare payable	269	271	281
Others	1,766	1,795	2,180
Total	44,042	44,299	66,548